Supplement to the Statement of Additional Information
                                     for the
                    Lincoln Variable Insurance Products Trust
                              Dated April 30, 2008


The information regarding LVIP MFS Value Fund in the chart beginning on Page 32 is to be deleted and replaced effective July 1, 2008 with the following:


                               LVIP MFS Value Fund

                                                                    Annual Fee Rate Based on Average Daily
Fund                           Sub-Adviser                          Net Asset Value
------------------------------ ------------------------------------ -----------------------------------------
LVIP MFS Value Fund            Massachusetts Financial Services     .375% of first 250 Million
                               Company (MFS)                        .35% of next 250 Million
                               500 Boylston Street                  .325% over 500 Million
                               Boston, Massachusetts
                               02116



Dated July 10, 2008



                 Please keep this Supplement with your records.